BASIC AND DILUTED LOSS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2023
SUMMARY OF INCOME AND SHARE DATA USED IN THE BASIC AND DILUTED LOSS PER SHARE COMPUTATIONS

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Group by the weighted average number of ordinary shares in issue during the year.

In May 2023, the company delisted from the Main Market of the London Stock Exchange and carried out a share consolidation of 65 to 1. The weighted average number of ordinary shares in issue shown below has been retrospectively adjusted to reflect this share consolidation (see note 23 Post balance sheet events). As such, the number of shares presented below may not be consistent with that presented elsewhere.

	Year ended March 31,
	2023	2022

(Loss) attributable to equity holders of the company ($)	(13,271,685)	(5,431,045)
Weighted average number of ordinary shares in issue (adjusted)	22,257,058	15,064,813
Basic and dilutive loss per share (dollars per share)	(0.61)	(0.36)

Year ended March 31,
2021

(Loss) attributable to equity holders of the company ($)	(3,353,507)
Weighted average number of ordinary shares in issue (adjusted)	10,350,271
Basic and dilutive loss per share (dollars per share)	(0.32)